Alfred Ayensu-Ghartey
Vice President and
Associate General Counsel
212-314-2777
Fax: 212-314-3959

EQUITABLE FINANCIAL LIFE INSURANCE COMPANY OF AMERICA

September 9, 2024

Via EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Equitable America Variable Account AA (the “Registrant”) Registration Nos.:
	333-266576 and 811-23817	EQUI-VEST (Series 202)

Commissioners:

Equitable Financial Life Insurance Company of America (“Equitable America”), on behalf of the Registrant, has sent to contract owners the semi-annual report for the period ended June 30, 2024, for the following mutual funds in which the Registrant invests:

•	EQ Advisors Trust – underlying Funds:

1290 VT Convertible Securities

1290 VT GAMCO Small Company Value

1290 VT High Yield Bond

1290 VT Natural Resources

1290 VT Real Estate

1290 VT Socially Responsible

EQ/AB Small Cap Growth

EQ/AB Sustainable U.S. Thematic

EQ/Aggressive Allocation

EQ/American Century Mid Cap Value

EQ/Capital Group Research

EQ/Common Stock Index

EQ/Conservative Allocation

EQ/Conservative-Plus Allocation

EQ/Core Plus Bond

EQ/Equity 500 Index

EQ/Fidelity Institutional AM® Large Cap

EQ/Franklin Small Cap Value Managed Volatility

EQ/Goldman Sachs Mid Cap Value

EQ/Intermediate Corporate Bond

EQ/Intermediate Government Bond

EQ/International Equity Index

EQ/International Managed Volatility

EQ/Invesco Global

EQ/Janus Enterprise

EQ/JPMorgan Growth Stock

EQ/JPMorgan Value Opportunities

EQ/Large Cap Growth Index

EQ/Large Cap Value Index

EQ/Long-Term Bond

EQ/MFS International Growth

EQ/MFS International Intrinsic Value

EQ/MFS Mid Cap Focused Growth

EQ/MFS Technology

EQ/Mid Cap Index

EQ/Mid Cap Value Managed Volatility

EQ/Moderate Allocation

EQ/Moderate-Plus Allocation

EQ/Money Market

EQ/Morgan Stanley Small Cap Growth

EQ/PIMCO Global Real Return

EQ/Small Company Index

EQ/Wellington Energy

•	Fidelity Variable Insurance Products – Service Class 2:

Fidelity® VIP Investment Grade Bond

Some of the funds listed above may not be available under every contract offered by the Registrant.

Equitable America understands that the Funds have filed or will file their reports with the Commission under separate cover.

Please direct any question or comment to the undersigned.

Very truly yours,
/s/ Alfred Ayensu-Ghartey
Alfred Ayensu-Ghartey

EQUITABLE FINANCIAL LIFE INSURANCE COMPANY OF AMERICA

8501 IBM Drive, Suite 150, Charlotte, NC 28262-4333